DESCRIPTION OF BUSINESS (Schedule of Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
Spreadtrum Shanghai [Member]
Subsidiaries [Line Items]
Date of incorporation	Jul. 18, 2001
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	PRC
Spreadtrum USA [Member]
Subsidiaries [Line Items]
Date of incorporation	Jan. 15, 2008
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	US
Spreadtrum Tianjin [Member]
Subsidiaries [Line Items]
Date of incorporation	Dec. 09, 2010
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	PRC
Spreadtrum Chongqing [Member]
Subsidiaries [Line Items]
Date of incorporation	Dec. 31, 2010
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	PRC
Telegent [Member]
Subsidiaries [Line Items]
Date of incorporation	Aug. 02, 2011
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	Cayman Islands
MobilePeak [Member]
Subsidiaries [Line Items]
Date of incorporation	Sep. 30, 2011
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	Cayman Islands
MobilePeak USA [Member]
Subsidiaries [Line Items]
Date of incorporation	Sep. 30, 2011
Place of incorporation/acquisition	US
MobilePeak Shanghai [Member]
Subsidiaries [Line Items]
Date of incorporation	Sep. 30, 2011
Place of incorporation/acquisition	PRC
Chengdu Chuanyue [Member]
Subsidiaries [Line Items]
Date of incorporation	Jun. 30, 2012
Ownership percentage in subsidiary	89.20%
Place of incorporation/acquisition	PRC
Spreadtrum Beijing [Member]
Subsidiaries [Line Items]
Date of incorporation	Mar. 30, 2005
Ownership percentage in subsidiary	100.00%
Place of incorporation/acquisition	PRC